Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Average number of employees	30,237	27,987	27,566
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,884	2,811	2,562
Operating segments | Europe
Disclosure of operating segments [line items]
Average number of employees	2,789	3,014	3,237
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,856	6,500	6,474
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,495	1,500	1,505
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	3,526	4,061	4,016
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	6,934	5,025	5,085
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	5,753	5,076	4,687